New Accounting Pronouncements New Accounting Pronouncements - Additional Details (Details) $ in Millions	Sep. 29, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Leases, Future Minimum Payments Due	$ 3,584
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Leases, Future Minimum Payments Due	$ 3,600